Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net (loss)/income attributable to the Group	$ (94,270)	$ 73,865	$ 97,122	$ 91,641	$ 47,760	$ 91,696	$ 76,717	$ 231,097
Noncontrolling interest adjustment to redemption amount	0			0			0	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$ (94,270)			$ 91,641			$ 76,717	$ 226,575
Net income/(loss) per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ (1.17)			$ 1.74			$ 1.23	$ 4.28
Diluted (USD per share)	$ (1.17)			$ 1.72			$ 1.22	$ 4.25
Diluted shares adjustment if in profit position (in shares)	1,521,890